UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Allocation Series

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2006 (Unaudited)

DWS Growth Allocation Fund

	Shares	Value ($)

Equity Funds 77.4%
DWS Blue Chip Fund "Institutional"	828,373	19,325,939
DWS Capital Growth Fund "Institutional"	291	14,797
DWS Commodity Securities Fund "Institutional"	274,336	3,322,210
DWS Communications Fund "Institutional"	36,400	868,510
DWS Dreman Concentrated Value Fund "Institutional"	163,973	1,961,119
DWS Dreman High Return Equity Fund "Institutional"	61,737	3,136,253
DWS Dreman Mid Cap Value Fund "Institutional"	109,924	1,320,187
DWS Dreman Small Cap Value Fund "Institutional"	24,992	1,014,173
DWS Emerging Markets Equity Fund "S"	123,265	3,374,982
DWS Equity 500 Index Fund "Institutional"	504,760	80,327,449
DWS Equity Partners Fund "Institutional"	418,982	13,256,596
DWS Europe Equity Fund "Institutional"	440,939	16,865,908
DWS Global Thematic Fund "S"	294,971	11,379,965
DWS Growth & Income Fund "Institutional"	678,434	16,384,181
DWS Health Care Fund "Institutional"	39,514	1,040,020
DWS International Fund "Institutional"	56,812	3,472,362
DWS International Select Equity Fund "Institutional"	294,737	3,934,744
DWS Japan Equity Fund "S"	99,854	1,731,474
DWS Large Cap Value Fund "Institutional"	1,059,357	25,890,689
DWS Large Company Growth Fund "Institutional"	333,447	9,073,083
DWS Micro Cap Fund "Institutional"	23,624	520,430
DWS RREEF Real Estate Securities Fund "Institutional"	116,506	3,321,598
DWS Small Cap Core Fund "S"	532,266	13,732,460
DWS Small Cap Growth Fund "Institutional"	104,839	2,704,844
DWS Small Cap Value Fund "S"	296,793	8,512,027
DWS Technology Fund "Institutional"	82,528	1,015,921

Total Equity Funds (Cost $203,990,129)		247,501,921
Fixed Income - Bond Funds 18.4%
DWS Core Fixed Income Fund "Institutional"	5,174,849	55,888,374
DWS Core Plus Income Fund "Institutional"	1,777	22,670
DWS Emerging Markets Fixed Income Fund "S"	1,615	19,989
DWS GNMA Fund "S"	1,056	15,624
DWS High Income Fund "Institutional"	550,742	3,001,546
DWS High Income Plus Fund "Institutional"	2,217	17,136

Total Fixed Income - Bond Funds (Cost $57,879,958)		58,965,339
Fixed Income - Money Market Funds 4.4%
Cash Management QP Trust	14,110,806	14,110,806
DWS Money Market Prime Series	8,097	8,097
DWS Money Market Series "Institutional"	24,045	24,045

Total Fixed Income - Money Market Funds (Cost $14,142,948)		14,142,948

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 276,013,035)	100.2	320,610,208
Other Assets and Liabilities, Net	(0.2)	(551,867)

Net Assets	100.0	320,058,341

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Growth Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2007